Intangible Assets, Goodwill and Other	12 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 6 – INTANGIBLE ASSET

In February 2011, the Company issued a convertible note payable (see Note 9) to acquire an unpatented rebreather technology from an unrelated party and recorded an intangible asset of 3,150,000.  The Company intends to manufacture and sell these systems for use in non-pressurized sport and military subs. The useful life of the intangible asset is ten years.  Amortization expense was 183,750 for the year ended September 30, 2011 which is included in selling, general and administrative expenses in the accompanying consolidated statement of operations.  The aggregate amortization expense for each of the next five years ending September 30 is 286,726 per year, 1,433,630 in total.

This asset was tested for impairment in September 2011 using a discounted cash flow and it was determined that the net book value exceeded the fair value. The Company recorded an impairment charge of 266,250 at September 30, 2011in the rebreather segment of its operations.